Employee Defined Benefit Obligations - Additional Information (Details) - CAD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Employee Benefits [Abstract]
Amount expected to be contribute in next annual reporting period		$ 15.0
Percent of defined benefit obligation was fully covered against changes in interest rates	54.20%	54.20%	21.10%
Remeasurement (loss) gain on net employee defined benefit liability		$ (10.1)	$ (0.4)
Deferred tax expense (recovery) on remeasurement of net employee defined benefit liability		$ (4.7)	$ (0.1)
Percentage of plans' assets invested in mutual funds and exchange-traded funds or held in cash		19.00%
Percentage of plans' assets held in annuity policies		57.00%
Weighted average duration of defined benefit obligation		15 years	15 years
Rate of inflation, pre-retirement	2.74%	2.74%	2.40%
Remeasurement loss on net employee defined benefit liability		$ (10.1)	$ (0.4)
Remeasurement adjustment, representing the difference between the premium paid for the annuity policy and the value of the related defined benefit obligation	$ 39.4